Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net earnings	$ 507,804	$ 86,138
Adjustments for Depreciation and depletion	245,779	258,730
Gain on disposal of mineral royalty interest		(2,929)
Impairment charges		165,912
Interest expense	12,366	44,942
Equity settled stock based compensation	5,432	5,691
Performance share units	9,398	7,834
Pension expense	806	810
Income tax expense (recovery)	(2,475)	(9,066)
Loss (gain) on fair value adjustment of share purchase warrants held	(337)	16
Fair value (gain) loss on convertible note receivable	(1,899)	1,043
Investment income recognized in net earnings	(230)	(875)
Other	1,487	1,833
Change in non-cash working capital	1,025	(11,837)
Cash generated from operations before income taxes and interest	779,156	548,242
Income taxes recovered (paid)	49	(5,380)
Interest paid	(13,992)	(42,059)
Interest received	229	817
Cash generated from operating activities	765,442	501,620
Financing activities
Bank debt repaid	(679,500)	(389,500)
Credit facility extension fees	(1,373)	(1,106)
Share purchase options exercised	21,892	37,038
Lease payments	(704)	(637)
Dividends paid	(167,212)	(129,986)
Cash (used for) generated from financing activities	(826,897)	(484,191)
Investing activities
Mineral stream interests	(322)	(183)
Early deposit mineral stream interests	(1,500)	(1,500)
Proceeds on disposal of mineral royalty interest		9,000
Acquisition of long-term investments	(10,671)	(909)
Acquisition of convertible note receivable		(10,000)
Proceeds on disposal of long-term investments	162,942	17,824
Dividend income received		59
Other	(801)	(3,661)
Cash generated from (used for) investing activities	149,648	10,630
Effect of exchange rate changes on cash and cash equivalents	504	160
Increase in cash and cash equivalents	88,697	28,219
Cash and cash equivalents, beginning of year	103,986	75,767
Cash and cash equivalents, end of year	$ 192,683	$ 103,986